Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis

		December 31, 2011		December 31, 2010
	Fair Value Hierarchy Level (1)	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Cash and cash equivalents and restricted cash		589,261	589,261	653,193	653,193
Advances to and from affiliates and joint venture		(5,478)	(5,478)	(127,218)	(127,218)
Long-term debt (note 10)		(1,315,231)	(1,191,117)	(1,399,115)	(1,292,026)
Advances to and from joint venture partners (note 8)		10,200	— (2)	10,141	— (2)
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	159,603	159,603	66,870	66,870
Interest rate swap agreements – liabilities	Level 2	(304,066)	(304,066)	(201,463)	(201,463)
Other derivative	Level 3	(600)	(600)	(10,000)	(10,000)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
(2)	The fair value of the Partnership’s advances to and from its joint venture partners as at December 31, 2011 and 2010 was not determinable given the amounts are non-current with no fixed repayment terms (see Note 8).

Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)

	Year ended December 31,
	2011 $	2010 $

Fair value at January 1	(10,000)	(10,600)
Realized and unrealized gains (losses) included in earnings	9,307	(1,319)
Settlements	93	1,919

Fair value at December 31	(600)	(10,000)